Leasehold Improvements	3 Months Ended
Mar. 31, 2019
Novopelle Diamond, LLC [Member]
Leasehold Improvements

Note 3 – Leasehold Improvements

Construction on leasehold improvements were in progress at December 31, 2018; therefore, no amortization was taken on this asset as of December 31, 2018. Leasehold improvements were placed in service in March

2019.

epreciation and amortization expense amounted to $1,794 for the three months ended March 31, 2019.